Securities	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Securities	Securities
The carrying amount of AFS securities and their approximate fair values at March 31, 2023, and December 31, 2022, are summarized as follows (in thousands):

	March 31, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available-for-Sale
U.S. Treasuries and government agencies	$197,875	$—	$19,456	$178,419
Obligations of states and municipalities	547,896	44	79,578	468,362
Residential mortgage backed - agency	56,991	20	4,341	52,670
Residential mortgage backed - non-agency	349,123	12	27,985	321,150
Commercial mortgage backed - agency	59,409	58	1,635	57,832
Commercial mortgage backed - non-agency	190,542	97	7,414	183,225
Asset-backed	95,317	101	2,819	92,599
Other	9,500	—	972	8,528
	$1,506,653	$332	$144,200	$1,362,785

	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available-for-Sale
U.S. Treasuries and government agencies	$198,154	$—	$23,161	$174,993
Obligations of states and municipalities	550,590	12	96,695	453,907
Residential mortgage backed - agency	57,883	14	4,836	53,061
Residential mortgage backed - non-agency	365,983	2	26,690	339,295
Commercial mortgage backed - agency	61,810	75	1,952	59,933
Commercial mortgage backed - non-agency	191,709	10	8,420	183,299
Asset-backed	101,791	49	3,214	98,626
Other	9,500	—	857	8,643
	$1,537,420	$162	$165,825	$1,371,757
At March 31, 2023, and December 31, 2022, AFS securities with amortized costs of $799.3 million and $637.1 million, respectively, and with estimated fair values of $714.5 million and $552.5 million, respectively, were pledged to serve as collateral for secured borrowings, derivative exposures, or to secure public deposits as required or permitted by law.
As of March 31, 2023, the Company entered into a fair value hedge using the portfolio layer method that is described in further detail within Note 9 - Derivatives.
The gross realized gains, realized losses, and proceeds from the sales of securities for the three months ended March 31, 2023, and March 31, 2022, were as follows (in thousands):

	March 31, 2023	March 31, 2022
Gross realized gains	$—	$727
Gross realized losses	—	(623)
Proceeds from sales of securities	—	87,033
The tax benefit (provision) related to these net realized gains and losses for March 31, 2023, and March 31, 2022, was zero, and $21.8 thousand, respectively.
The maturities of AFS securities at March 31, 2023, were as follows (in thousands): (Expected maturities of securities not due at a single maturity date are based on average life at estimated prepayment speed. Expected maturities may differ from contractual maturities because borrowers have the right to call or prepay some obligations with or without call or prepayment penalties).

	March 31, 2023
	Amortized Cost
	One Year or Less	One to Five Years	Five to Ten Years	After Ten Years	Total
Securities Available-for-Sale
U.S. Treasuries and government agencies	$—	$59,546	$138,329	$—	$197,875
Obligations of states and municipalities	370	10,947	332,562	204,017	547,896
Residential mortgage backed - agency	42	33,446	23,503	—	56,991
Residential mortgage backed - non-agency	32,336	209,368	92,763	14,656	349,123
Commercial mortgage backed - agency	233	52,796	6,380	—	59,409
Commercial mortgage backed - non-agency	32,882	152,507	5,153	—	190,542
Asset-backed	2,296	51,621	41,400	—	95,317
Other	—	—	9,500	—	9,500
	$68,159	$570,231	$649,590	$218,673	$1,506,653

	March 31, 2023
	Fair Value
	One Year or Less	One to Five Years	Five to Ten Years	After Ten Years	Total
Securities Available-for-Sale
U.S. Treasuries and government agencies	$—	$55,500	$122,919	$—	$178,419
Obligations of states and municipalities	370	10,204	296,965	160,823	468,362
Residential mortgage backed - agency	42	32,561	20,067	—	52,670
Residential mortgage backed - non-agency	31,027	198,301	78,487	13,335	321,150
Commercial mortgage backed - agency	232	51,524	6,076	—	57,832
Commercial mortgage backed - non-agency	32,283	146,728	4,214	—	183,225
Asset-backed	2,238	49,966	40,395	—	92,599
Other	—		8,528	—	8,528
	$66,192	$544,784	$577,651	$174,158	$1,362,785
At March 31, 2023, and December 31, 2022, there were no holdings of securities of any one issuer, other than the U.S. Government and its agencies, in any amount greater than 10% of shareholders’ equity.
The following table shows the gross unrealized losses and fair value of the Company’s securities with unrealized losses aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at March 31, 2023, and December 31, 2022.
AFS securities in a continuous unrealized loss position for less than twelve months and more than twelve months are as follows (in thousands):

	March 31, 2023
	Less Than Twelve Months		More Than Twelve Months
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Total Unrealized Losses
Securities Available-for-Sale
U.S. Treasuries and government agencies	$—	$—	$178,419	$19,456	$19,456
Obligations of states and municipalities	17,774	330	444,269	79,248	79,578
Residential mortgage backed - agency	616	10	42,382	4,331	4,341
Residential mortgage backed - non-agency	109,454	7,318	210,963	20,667	27,985
Commercial mortgage backed - agency	1,688	124	54,441	1,511	1,635
Commercial mortgage backed - non-agency	10,970	136	160,432	7,278	7,414
Asset-backed	21,586	187	61,972	2,632	2,819
Other	6,775	725	1,753	247	972
	$168,863	$8,830	$1,154,631	$135,370	$144,200

	December 31, 2022
	Less Than Twelve Months		More Than Twelve Months
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Total Unrealized Losses
Securities Available-for-Sale
U.S. Treasuries and government agencies	$28,399	$1,131	$146,594	$22,030	$23,161
Obligations of states and municipalities	128,373	12,378	320,287	84,317	96,695
Residential mortgage backed - agency	7,258	26	41,975	4,810	4,836
Residential mortgage backed - non-agency	204,866	11,822	134,056	14,868	26,690
Commercial mortgage backed - agency	23,026	562	34,847	1,390	1,952
Commercial mortgage backed - non-agency	144,193	6,171	23,374	2,249	8,420
Asset-backed	43,472	815	50,088	2,399	3,214
Other	6,877	623	1,766	234	857
	$586,464	$33,528	$752,987	$132,297	$165,825
The Company is required to conduct an impairment evaluation on AFS securities to determine whether the Company has the intent to sell the security or it is more likely than not that it will be required to sell the security before recovery. If these situations apply, the guidance requires the Company to reduce the security's amortized cost basis down to its fair value through earnings. The Company also evaluates the unrealized losses on AFS securities to determine if a security's decline in fair value below its amortized cost basis is due to credit factors. The evaluation is based upon factors such as the creditworthiness of the underlying borrowers, performance of the underlying collateral, if applicable, and the level of credit support in the security structure. Management also evaluates other factors and circumstances that may be indicative of a decline in the fair value of the security due to a credit factor.
This includes, but is not limited to, an evaluation of the type of security, length of time and extent to which the fair value has been less than cost and near-term prospects of the issuer. If this assessment indicates that a credit loss exists, the present value of the expected cash flows of the security is compared to the amortized cost basis of the security. If the present value of the cash flows expected to be collected is less than the amortized cost, an ACL is recorded for the credit loss, limited by the amount that the fair value is less than the amortized cost basis under the CECL standard, and declines due to non-credit factors are recorded in accumulated other comprehensive income (“AOCI”), net of taxes. If a credit loss is recognized in earnings, subsequent improvements to the expectation of collectability will be recognized through the ACL. If the fair value of the security increases above its amortized cost, the unrealized gain will be recorded in accumulated other comprehensive income, net of taxes, on the consolidated statements of financial condition. Prior to implementation of the CECL standard, unrealized losses caused by a credit event would require the direct write-down of the AFS security through the other-than-temporary impairment approach.
The Company did not record an ACL on the AFS securities at March 31, 2023, or upon implementation of CECL on January 1, 2023. As of both periods, the Company considers the unrealized losses on the AFS securities to be related to fluctuations in market conditions, primarily interest rates, and not reflective of deterioration in credit. The Company had 451 securities in an unrealized loss position as of March 31, 2023. The Company has evaluated available-for-sale securities in an unrealized loss position for credit related impairment at March 31, 2023, and concluded no impairment existed based on a combination of factors, which included: (1) the securities are of high credit quality, (2) unrealized losses are primarily the result of market volatility and increases in market interest rates, (3) the contractual terms of the investments do not permit the issuer(s) to settle the securities at a price less than the par value of each investment, (4) issuers continue to make timely principal and interest payments, and (5) the Company does not intend to sell any of the investments and the accounting standard of “more likely than not” has not been met for the Company to be required to sell any of the investments before recovery of its amortized cost basis. As such, there was no ACL on available-for-sale securities at March 31, 2023.
Securities of U.S. Treasury and Federal Agencies and Federal Agency Mortgage (Residential and Commercial) Backed Securities
At March 31, 2023, the unrealized losses associated with 12 U.S. Treasuries and Government Agency securities, 19 Residential Mortgage Backed – Agency securities, and 31 Commercial Mortgage Backed – Agency securities were generally driven by changes in interest rates and not due to credit losses given the explicit or implicit guarantees provided by the U.S. government. Therefore, the Company has concluded that the unrealized losses for these securities do not require an ACL at March 31, 2023.
Securities of U.S. States and Municipalities
At March 31, 2023, the unrealized losses associated with 214 State and Municipal securities were primarily caused by changes in interest rates and not the credit quality of the securities. These securities are investment grade and were generally underwritten in accordance with our own investment standards prior to the decision to purchase, without relying on a bond insurer’s guarantee in making the investment decision. These securities will continue to be monitored as part of our ongoing impairment analysis but are expected to perform, even if the rating agencies reduce the credit rating of the bond insurers. As a result, we expect to recover the entire amortized cost basis of these securities. Therefore, the Company has concluded that the unrealized losses for these securities do not require an ACL at March 31, 2023.
Residential & Commercial Mortgage Backed – Non-Agency Securities
At March 31, 2023, the unrealized losses associated with 108 Residential Mortgage Backed – Non-Agency securities and 36 Commercial Mortgage Backed – Non-Agency securities were generally driven by changes in interest rates, credit spreads, and projected collateral losses. We assess for credit impairment by estimating the present value of expected cash flows. The key assumptions for determining expected cash flows include default rates, loss severities, and/or prepayment rates. Based on our assessment of the expected credit losses and the credit enhancement level of the securities, we expect to recover the entire amortized cost of these securities. Therefore, the Company has concluded that the unrealized losses for these securities do not require an ACL at March 31, 2023.
Asset-Backed Securities
At March 31, 2023, the unrealized losses associated with 28 Asset-Backed securities were generally driven by changes in interest rates, credit spreads, and projected collateral losses. We assess for credit impairment by estimating the present value of expected cash flows. The key assumptions for determining expected cash flows include default rates, loss severities, and/or prepayment rates. Based on our assessment of the expected credit losses and the credit enhancement level of the securities, we expect to recover the entire amortized cost of these securities. Therefore, the Company has concluded that the unrealized losses for these securities do not require an ACL at March 31, 2023.
Other Securities
At March 31, 2023, the unrealized losses associated with 3 securities were primarily driven by interest rates and not the credit quality of the securities. These investments are underwritten in accordance with our own investment standards prior to the decision to purchase, without relying on a bond insurer’s guarantee in making the investment decision. Based on our assessment of the expected credit losses, we expect to recover the entire amortized cost basis of the securities. Therefore, the Company has concluded that the unrealized losses for these securities do not require an ACL at March 31, 2023.
Restricted stock, at cost
The Company’s investment in Federal Home Loan Bank (“FHLB”) stock totaled $9.1 million and $16.4 million at March 31, 2023, and December 31, 2022, respectively. FHLB stock is generally viewed as a long-term investment and as a restricted investment security, which is carried at cost, because there is no market for the stock other than the FHLB or member institutions. Therefore, when evaluating FHLB stock for impairment, its value is based on the ultimate recoverability of the par value rather than by recognizing temporary declines in value. The Company does
not consider this investment to be impaired at March 31, 2023, and no impairment has been recognized. FHLB stock is included in a separate line item Restricted stock, at cost on the Consolidated Balance Sheets and is not part of the Company’s AFS securities portfolio. The Company’s Restricted stock line item on the Consolidated Balance Sheets also includes an investment in Community Bankers’ Bank, totaling $50 thousand at both March 31, 2023, and December 31, 2022, which is carried at cost and is not impaired at March 31, 2023.	Securities
The carrying amount of AFS securities and their approximate fair values at June 30, 2023, and December 31, 2022, are summarized as follows (in thousands):

	June 30, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available-for-Sale
U.S. Treasuries and government agencies	$197,592	$—	$22,195	$175,397
Obligations of states and municipalities	538,194	28	82,360	455,862
Residential mortgage backed - agency	47,340	—	5,350	41,990
Residential mortgage backed - non-agency	323,519	13	27,428	296,104
Commercial mortgage backed - agency	37,558	25	1,497	36,086
Commercial mortgage backed - non-agency	172,286	—	7,979	164,307
Asset-backed	76,611	3	2,135	74,479
Other	9,500	—	1,535	7,965
	$1,402,600	$69	$150,479	$1,252,190

	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available-for-Sale
U.S. Treasuries and government agencies	$198,154	$—	$23,161	$174,993
Obligations of states and municipalities	550,590	12	96,695	453,907
Residential mortgage backed - agency	57,883	14	4,836	53,061
Residential mortgage backed - non-agency	365,983	2	26,690	339,295
Commercial mortgage backed - agency	61,810	75	1,952	59,933
Commercial mortgage backed - non-agency	191,709	10	8,420	183,299
Asset-backed	101,791	49	3,214	98,626
Other	9,500	—	857	8,643
	$1,537,420	$162	$165,825	$1,371,757
At June 30, 2023, and December 31, 2022, AFS securities with amortized costs of $834.8 million and $637.1 million, respectively, and with estimated fair values of $735.5 million and $552.5 million, respectively, were pledged to serve as collateral for secured borrowings, derivative exposures, or to secure public deposits as required or permitted by law.
The gross realized gains, realized losses, and proceeds from the sales of securities for the six months ended June 30, 2023, and June 30, 2022, were as follows (in thousands):

	June 30, 2023	June 30, 2022
Gross realized gains	$773	$727
Gross realized losses	(884)	(623)
Proceeds from sales of securities	77,780	87,033
The tax benefit (provision) related to these net realized gains and losses for June 30, 2023, and June 30, 2022, was $23.3 thousand, and ($21.8) thousand, respectively.
The maturities of AFS securities at June 30, 2023, were as follows (in thousands): (Expected maturities of securities not due at a single maturity date are based on average life at estimated prepayment speed. Expected maturities may differ from contractual maturities because borrowers have the right to call or prepay some obligations with or without call or prepayment penalties).

	June 30, 2023
	Amortized Cost
	One Year or Less	One to Five Years	Five to Ten Years	After Ten Years	Total
Securities Available-for-Sale
U.S. Treasuries and government agencies	$29,711	$40,637	$127,244	$—	$197,592
Obligations of states and municipalities	370	12,935	317,052	207,837	538,194
Residential mortgage backed - agency	42	23,836	23,462	—	47,340
Residential mortgage backed - non-agency	58,019	160,253	95,481	9,766	323,519
Commercial mortgage backed - agency	196	31,090	6,272	—	37,558
Commercial mortgage backed - non-agency	8,562	158,575	5,149	—	172,286
Asset-backed	8,765	36,411	31,435	—	76,611
Other	—	—	9,500	—	9,500
	$105,665	$463,737	$615,595	$217,603	$1,402,600

	June 30, 2023
	Fair Value
	One Year or Less	One to Five Years	Five to Ten Years	After Ten Years	Total
Securities Available-for-Sale
U.S. Treasuries and government agencies	$28,835	$35,757	$110,805	$—	$175,397
Obligations of states and municipalities	370	11,884	279,357	164,251	455,862
Residential mortgage backed - agency	42	22,857	19,091	—	41,990
Residential mortgage backed - non-agency	55,532	150,656	80,996	8,920	296,104
Commercial mortgage backed - agency	196	29,955	5,935	—	36,086
Commercial mortgage backed - non-agency	8,367	151,823	4,117	—	164,307
Asset-backed	8,661	35,210	30,608	—	74,479
Other	—		7,965	—	7,965
	$102,003	$438,142	$538,874	$173,171	$1,252,190
At June 30, 2023, and December 31, 2022, there were no holdings of securities of any one issuer, other than the U.S. Government and its agencies, in any amount greater than 10% of shareholders’ equity.
The following table shows the gross unrealized losses and fair value of the Company’s securities with unrealized losses aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at June 30, 2023, and December 31, 2022.
AFS securities in a continuous unrealized loss position for less than twelve months and more than twelve months are as follows (in thousands):

	June 30, 2023
	Less Than Twelve Months		More Than Twelve Months
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Total Unrealized Losses
Securities Available-for-Sale
U.S. Treasuries and government agencies	$—	$—	$175,397	$22,195	$22,195
Obligations of states and municipalities	11,245	291	440,754	82,069	82,360
Residential mortgage backed - agency	602	15	41,387	5,335	5,350
Residential mortgage backed - non-agency	43,562	4,315	251,852	23,113	27,428
Commercial mortgage backed - agency	1,663	145	33,625	1,352	1,497
Commercial mortgage backed - non-agency	—	—	164,307	7,979	7,979
Asset-backed	10,411	47	60,100	2,088	2,135
Other	6,291	1,209	1,673	326	1,535
	$73,774	$6,022	$1,169,095	$144,457	$150,479

	December 31, 2022
	Less Than Twelve Months		More Than Twelve Months
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Total Unrealized Losses
Securities Available-for-Sale
U.S. Treasuries and government agencies	$28,399	$1,131	$146,594	$22,030	$23,161
Obligations of states and municipalities	128,373	12,378	320,287	84,317	96,695
Residential mortgage backed - agency	7,258	26	41,975	4,810	4,836
Residential mortgage backed - non-agency	204,866	11,822	134,056	14,868	26,690
Commercial mortgage backed - agency	23,026	562	34,847	1,390	1,952
Commercial mortgage backed - non-agency	144,193	6,171	23,374	2,249	8,420
Asset-backed	43,472	815	50,088	2,399	3,214
Other	6,877	623	1,766	234	857
	$586,464	$33,528	$752,987	$132,297	$165,825
The Company is required to conduct an impairment evaluation on AFS securities to determine whether the Company has the intent to sell the security or it is more likely than not that it will be required to sell the security before recovery. If these situations apply, the guidance requires the Company to reduce the security's amortized cost basis down to its fair value through earnings. The Company also evaluates the unrealized losses on AFS securities to determine if a security's decline in fair value below its amortized cost basis is due to credit factors. The evaluation is based upon factors such as the creditworthiness of the underlying borrowers, performance of the underlying collateral, if applicable, and the level of credit support in the security structure. Management also evaluates other factors and circumstances that may be indicative of a decline in the fair value of the security due to a credit factor.
This includes, but is not limited to, an evaluation of the type of security, length of time and extent to which the fair value has been less than cost and near-term prospects of the issuer. If this assessment indicates that a credit loss exists, the present value of the expected cash flows of the security is compared to the amortized cost basis of the security. If the present value of the cash flows expected to be collected is less than the amortized cost, an ACL is recorded for the credit loss, limited by the amount that the fair value is less than the amortized cost basis under the CECL standard, and declines due to non-credit factors are recorded in accumulated other comprehensive income (“AOCI”), net of taxes. If a credit loss is recognized in earnings, subsequent improvements to the expectation of collectability will be recognized through the ACL. If the fair value of the security increases above its amortized cost, the unrealized gain will be recorded in accumulated other comprehensive income, net of taxes, in the consolidated statements of financial condition. Prior to implementation of the CECL standard, unrealized losses caused by a credit event would require the direct write-down of the AFS security through the other-than-temporary impairment approach.
The Company did not record an ACL on the AFS securities at June 30, 2023. The Company considers the unrealized losses on the AFS securities to be related to fluctuations in market conditions, primarily interest rates, and not reflective of deterioration in credit. The Company had 402 securities in an unrealized loss position as of  June 30, 2023. The Company has evaluated AFS securities in an unrealized loss position for credit related impairment at June 30, 2023, and concluded no impairment existed based on a combination of factors, which included: (1) the securities are of high credit quality, (2) unrealized losses are primarily the result of market volatility and increases in market interest rates, (3) the contractual terms of the investments do not permit the issuer(s) to settle the securities at a price less than the par value of each investment, (4) issuers continue to make timely principal and interest payments, and (5) the Company does not intend to sell any of the investments and the accounting standard of “more likely than not” has not been met for the Company to be required to sell any of the investments before recovery of its amortized cost basis. As such, there was no ACL on AFS securities at June 30, 2023.
Securities of U.S. Treasury and Federal Agencies and Federal Agency Mortgage (Residential and Commercial) Backed Securities
At June 30, 2023, the unrealized losses associated with 12 U.S. Treasuries and Government Agency securities, 16 Residential Mortgage Backed – Agency securities, and 16 Commercial Mortgage Backed – Agency securities were generally driven by changes in interest rates and not due to credit losses given the explicit or implicit guarantees provided by the U.S. government. Therefore, the Company has concluded that the unrealized losses for these securities do not require an ACL at June 30, 2023.
Securities of U.S. States and Municipalities
At June 30, 2023, the unrealized losses associated with 202 State and Municipal securities were primarily caused by changes in interest rates and not the credit quality of the securities. These securities are investment grade and were generally underwritten in accordance with our own investment standards prior to the decision to purchase, without relying on a bond insurer’s guarantee in making the investment decision. These securities will continue to be monitored as part of our ongoing impairment analysis but are expected to perform, even if the rating agencies reduce the credit rating of the bond insurers. As a result, we expect to recover the entire amortized cost basis of these securities. Therefore, the Company has concluded that the unrealized losses for these securities do not require an ACL at June 30, 2023.
Residential & Commercial Mortgage Backed – Non-Agency Securities
At June 30, 2023, the unrealized losses associated with 96 Residential Mortgage Backed – Non-Agency securities and 34 Commercial Mortgage Backed – Non-Agency securities were generally driven by changes in interest rates, credit spreads, and projected collateral losses. We assess for credit impairment by estimating the present value of expected cash flows. The key assumptions for determining expected cash flows include default rates, loss severities, and/or prepayment rates. Based on our assessment of the expected credit losses and the credit enhancement level of the securities, we expect to recover the entire amortized cost of these securities. Therefore, the Company has concluded that the unrealized losses for these securities do not require an ACL at June 30, 2023.
Asset-Backed Securities
At June 30, 2023, the unrealized losses associated with 23 Asset-Backed securities were generally driven by changes in interest rates, credit spreads, and projected collateral losses. We assess for credit impairment by estimating the present value of expected cash flows. The key assumptions for determining expected cash flows include default rates, loss severities, and/or prepayment rates. Based on our assessment of the expected credit losses and the credit enhancement level of the securities, we expect to recover the entire amortized cost of these securities. Therefore, the Company has concluded that the unrealized losses for these securities do not require an ACL at June 30, 2023.
Other Securities
At June 30, 2023, the unrealized losses associated with 3 securities were primarily driven by interest rates and not the credit quality of the securities. These investments were underwritten in accordance with our own investment standards prior to the decision to purchase, without relying on a bond insurer’s guarantee in making the investment decision. Based on our assessment of the expected credit losses, we expect to recover the entire amortized cost basis of the securities. Therefore, the Company has concluded that the unrealized losses for these securities do not require an ACL at June 30, 2023.
Restricted stock, at cost
The Company’s investment in Federal Home Loan Bank (“FHLB”) stock totaled $3.9 million and $16.4 million at June 30, 2023, and December 31, 2022, respectively. FHLB stock is generally viewed as a long-term investment and as a restricted investment security, which is carried at cost, because there is no market for the stock other than the FHLB or member institutions. Therefore, when evaluating FHLB stock for impairment, its value is based on the ultimate recoverability of the par value rather than by recognizing temporary declines in value. The Company does not consider this investment to be impaired at June 30, 2023, and no impairment has been recognized. FHLB stock is included in a separate line item Restricted stock, at cost on the Consolidated Balance Sheets and is not part of the Company’s AFS securities portfolio. The Company’s Restricted stock line item on the Consolidated Balance Sheets also includes an investment in Community Bankers’ Bank, totaling $50 thousand at both June 30, 2023, and December 31, 2022, which is carried at cost and is not impaired at June 30, 2023.
Securities
The carrying amount of securities and their approximate fair values at December 31, 2022 and 2021, are summarized as follows (in thousands):

	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available-for-Sale
U.S. Treasuries and government agencies	$198,154	$—	$23,161	$174,993
Obligations of states and municipalities	550,590	12	96,695	453,907
Residential mortgage backed — agency	57,883	14	4,836	53,061
Residential mortgage backed — non-agency	365,983	2	26,690	339,295
Commercial mortgage backed — agency	61,810	75	1,952	59,933
Commercial mortgage backed — non-agency	191,709	10	8,420	183,299
Asset-backed	101,791	49	3,214	98,626
Other	9,500	—	857	8,643
	$1,537,420	$162	$165,825	$1,371,757

	December 31, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available-for-Sale
U.S. Treasuries and government agencies	$185,085	$98	$742	$184,441
Obligations of states and municipalities	651,000	20,285	5,718	665,567
Residential mortgage backed — agency	63,568	372	1,153	62,787
Residential mortgage backed — non-agency	245,794	863	2,349	244,308
Commercial mortgage backed — agency	78,830	411	358	78,883
Commercial mortgage backed — non-agency	170,048	2,492	336	172,204
Asset-backed	192,930	3,127	532	195,525
Other	2,000	—	34	1,966
	$1,589,255	$27,648	$11,222	$1,605,681
At December 31, 2022 and 2021, securities with amortized costs of $637.1 million and $498.1 million, respectively, and with estimated fair values of $552.5 million and $518.6 million, respectively, were pledged to secure public deposits and for other purposes required or permitted by law.
The gross realized gains, realized losses, and proceeds from the sales of securities for the years ended December 31, 2022, 2021 and 2020 were as follows (in thousands):

	2022	2021	2020
Gross realized gains	$1,512	$—	$1,957
Gross realized losses	(1,966)	(4)	(13)
Proceeds from sales of securities	195,907	700	49,233
The tax benefit (provision) related to these net realized gains and losses for 2022, 2021, and 2020 was $95.3 thousand, $0.8 thousand, and $(408.2) thousand, respectively.
The maturities of securities available-for-sale at December 31, 2022, were as follows (in thousands): (Expected maturities of securities not due at a single maturity date are based on average life at estimated prepayment speed.
Expected maturities may differ from contractual maturities because borrowers have the right to call or prepay some obligations with or without call or prepayment penalties).

	December 31, 2022
	Amortized Cost
	One Year or Less	One to Five Years	Five to Ten Years	After Ten Years	Total
Securities Available-for-Sale
U.S. Treasuries and government agencies	$—	$39,854	$158,300	$—	$198,154
Obligations of states and municipalities	5,235	1,563	277,320	266,472	550,590
Residential mortgage backed - agency	42	34,100	23,741	—	57,883
Residential mortgage backed - non-agency	28,203	265,190	68,172	4,418	365,983
Commercial mortgage backed - agency	415	56,622	4,773	—	61,810
Commercial mortgage backed - non-agency	32,979	153,572	5,158	—	191,709
Asset-backed	3,255	33,495	65,041	—	101,791
Other	—	—	9,500	—	9,500
	$70,129	$584,396	$612,005	$270,890	$1,537,420

	December 31, 2022
	Fair Value
	One Year or Less	One to Five Years	Five to Ten Years	After Ten Years	Total
Securities Available-for-Sale
U.S. Treasuries and government agencies	$—	$37,439	$137,554	$—	$174,993
Obligations of states and municipalities	5,246	1,529	240,753	206,379	453,907
Residential mortgage backed - agency	42	33,128	19,891	—	53,061
Residential mortgage backed - non-agency	27,182	247,662	60,448	4,003	339,295
Commercial mortgage backed - agency	414	54,960	4,559	—	59,933
Commercial mortgage backed - non-agency	32,400	146,812	4,087	—	183,299
Asset-backed	3,165	32,592	62,869	—	98,626
Other	—	—	8,643	—	8,643
	$68,449	$554,122	$538,804	$210,382	$1,371,757
At year-end 2022 and 2021, there were no holdings of securities of any one issuer, other than U.S. Government and its agencies, in any amount greater than 10% of shareholders’ equity.
The following table shows the gross unrealized losses and fair value of the Company’s securities with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2022 and 2021.
Available-for-sale securities in a continuous unrealized loss position for less than twelve months and more than twelve months are as follows (in thousands):

	December 31, 2022
	Less Than Twelve Months		More Than Twelve Months
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Total Unrealized Losses
Securities Available-for-Sale
U.S. Treasuries and government agencies	$28,399	$1,131	$146,594	$22,030	$23,161
Obligations of states and municipalities	128,373	12,378	320,287	84,317	96,695
Residential mortgage backed - agency	7,258	26	41,975	4,810	4,836
Residential mortgage backed - non-agency	204,866	11,822	134,056	14,868	26,690
Commercial mortgage backed - agency	23,026	562	34,847	1,390	1,952
Commercial mortgage backed - non-agency	144,193	6,171	23,374	2,249	8,420
Asset-backed	43,472	815	50,088	2,399	3,214
Other	6,877	623	1,766	234	857
	$586,464	$33,528	$752,987	$132,297	$165,825

	December 31, 2021
	Less Than Twelve Months		More Than Twelve Months
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Total Unrealized Losses
Securities Available-for-Sale
U.S. Treasuries and government agencies	$134,379	$392	$10,082	$350	$742
Obligations of states and municipalities	218,099	4,938	14,521	780	5,718
Residential mortgage backed - agency	48,167	1,153	—	—	1,153
Residential mortgage backed - non-agency	149,640	1,624	31,024	725	2,349
Commercial mortgage backed - agency	33,703	274	6,456	84	358
Commercial mortgage backed - non-agency	36,307	321	4,137	15	336
Asset-backed	50,005	402	17,372	130	532
Other	1,966	34	—	—	34
	$672,266	$9,138	$83,592	$2,084	$11,222
The Company determines whether unrealized losses are temporary in nature in accordance with U.S. GAAP and the evaluation is based upon factors such as the creditworthiness of the underlying borrowers, performance of the underlying collateral, if applicable, and the level of credit support in the security structure. The Company also evaluates other factors and circumstances that may be indicative of an OTTI condition. This evaluation includes, but is not limited to, an evaluation of the type of security, length of time and extent to which the fair value has been less than cost, and near-term prospects of the issuer.
FASB ASC 320-10 requires the Company to assess if OTTI exists by considering whether the Company has the intent to sell the security or, more likely than not, will be required to sell the security before recovery. If either of these situations applies, the guidance requires the Company to record an OTTI charge to earnings on debt securities for the difference between the amortized cost basis and the fair value of the security. If neither of these situations applies, the Company will assess whether it is expected to recover the entire amortized costs basis of the security. If the Company is not expected to recover the entire amortized cost basis of the security, we will bifurcate the identified OTTI into a credit loss component and a component representing loss related to other factors.
As of December 31, 2022, the Company had no cumulative OTTI. There were no OTTI charges in earnings as a result of credit losses on investments in the years ended December 31, 2022, 2021 and 2020.
Securities of U.S. Treasury and Federal Agencies and Federal Agency Mortgage (Residential and Commercial) Backed Securities
At December 31, 2022, the unrealized losses associated with 12 U.S. Treasuries and Government Agency securities, 19 Residential Mortgage Backed – Agency securities, and 31 Commercial Mortgage Backed – Agency securities were generally driven by changes in interest rates and not due to credit losses given the explicit or implicit guarantees provided by the U.S. government.
Securities of U.S. States and Municipalities
At December 31, 2022, the unrealized losses associated with 230 State and Municipal securities were primarily caused by changes in interest rates and not the credit quality of the securities. These investments are investment grade and were generally underwritten in accordance with our own investment standards prior to the decision to purchase, without relying on a bond insurer’s guarantee in making the investment decision. These securities will continue to be monitored as part of our ongoing impairment analysis but are expected to perform, even if the rating agencies reduce the credit rating of the bond insurers. As a result, we expect to recover the entire amortized cost basis of these securities.
Residential & Commercial Mortgage Backed – Non-Agency Securities
At December 31, 2022, the unrealized losses associated with 109 Residential Mortgage Backed – Non-Agency securities and 36 Commercial Mortgage Backed – Non-Agency securities were generally driven by changes in interest rates, credit spreads, and projected collateral losses. We assess for credit impairment by estimating the present value of expected cash flows. The key assumptions for determining expected cash flows include default rates, loss severities, and/or prepayment rates. Based on our assessment of the expected credit losses and the credit enhancement level of the securities, we expect to recover the entire amortized cost of these securities.
Asset-Backed Securities
At December 31, 2022, the unrealized losses associated with 28 Asset-Backed securities were generally driven by changes in interest rates, credit spreads, and projected collateral losses. We assess for credit impairment by estimating the present value of expected cash flows. The key assumptions for determining expected cash flows include default rates, loss severities, and/or prepayment rates. Based on our assessment of the expected credit losses and the credit enhancement level of the securities, we expect to recover the entire amortized cost of these securities.
Other Securities
At December 31, 2022, the unrealized losses associated with 3 securities were primarily driven by interest rates and not the credit quality of the securities. These investments are underwritten in accordance with our own investment standards prior to the decision to purchase, without relying on a bond insurer’s guarantee in making the investment decision. Based on our assessment of the expected credit losses, we expect to recover the entire amortized cost basis of the securities.
Restricted stock, at cost
The Company’s investment in FHLB stock totaled $16.4 million and $12.0 million at December 31, 2022 and 2021, respectively. FHLB stock is generally viewed as a long-term investment and as a restricted investment security, which is carried at cost, because there is no market for the stock other than the FHLB or member institutions. Therefore, when evaluating FHLB stock for impairment, its value is based on the ultimate recoverability of the par value rather than by recognizing temporary declines in value. The Company does not consider this investment to be other-than-temporarily impaired at December 31, 2022, and no impairment has been recognized. FHLB stock is included in a separate line item (Restricted stock, at cost) and is not part of the Company’s investment securities portfolio. The Company’s restricted securities also include an investment in Community Bankers’ Bank, totaling $50 thousand at both December 31, 2022 and 2021, which is carried at cost.